INVENTORIES (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished product	$ 809,680	$ 1,007,291	$ 0
Raw materials	1,471,666	764,810	219,105
Work in process	123,661	20,213	0
Inventory, net	$ 2,405,007	$ 1,792,314	$ 219,105